Summary of Significant Accounting Policies (Details 2) (Fair Value, Measurements, Recurring [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of financial assets and liabilities measured at fair value on a recurring basis
Derivative warrant liabilities	$ 148,769	$ 76,675	$ 593,555
Fair Value Measurement Using Level 1 [Member]
Summary of financial assets and liabilities measured at fair value on a recurring basis
Derivative warrant liabilities
Fair Value Measurement Using Level 2 [Member]
Summary of financial assets and liabilities measured at fair value on a recurring basis
Derivative warrant liabilities
Fair Value Measurement Using Level 3 [Member]
Summary of financial assets and liabilities measured at fair value on a recurring basis
Derivative warrant liabilities	$ 148,769	$ 76,675	$ 593,555